Touchstone Flexible Income Fund Expense Example - Touchstone Flexible Income Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 431
Expense Example, with Redemption, 3 Years	660
Expense Example, with Redemption, 5 Years	909
Expense Example, with Redemption, 10 Years	1,619
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	285
Expense Example, with Redemption, 3 Years	583
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	2,186
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	$ 982